Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets and Net Income (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Assets
Net assets available for plan benefits per the financial statements	$ 9,449,351	$ 8,208,332
Deemed distributions	(2,611)	(2,466)
Net assets available for plan benefits per the Form 5500	9,446,740	$ 8,205,866
Net Increase (Decrease) After Transfers
Total net increase after asset transfers per the financial statements	1,241,019
Changes in deemed distributions	(145)
Total net income per the Form 5500	$ 1,240,874